                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09117

Morgan Stanley Real Estate Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2004

Date of reporting period: August 31, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED)


NUMBER OF
 SHARES                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS (97.9%)
               Hotels/Resorts/Cruiselines (7.4%)
 258,300       Hilton Hotels Corp.                                                                      $4,610,655
  6,745        Interstate Hotels & Resorts Inc.*                                                            28,194
 19,900        Lodgian Inc.*                                                                               207,358
 212,193       Starwood Hotels & Resorts Worldwide, Inc.                                                 9,378,931
 219,200       Wyndham International, Inc. (Class A)*                                                      206,048
                                                                                                    --------------
                                                                                                        14,431,186
                                                                                                    --------------
               Real Estate - Industrial/Office (6.0%)
 371,700       Brookfield Properties Corp. (Canada)                                                     11,756,871
                                                                                                    --------------

               Real Estate - Other (0.8%)
 166,300       Frontline Capital Group*                                                                          0
 30,800        St. Joe Co. (The)                                                                         1,490,720
                                                                                                    --------------
                                                                                                         1,490,720
                                                                                                    --------------
               Real Estate - Retail (0.6%)
 21,780        Forest City Enterprise, Inc. (Class A)                                                    1,206,394
                                                                                                    --------------

               REIT - Diversified (3.2%)
 101,150       Vornado Realty Trust                                                                      6,348,174
                                                                                                    --------------

               REIT - Healthcare (1.3%)
 10,300        Healthcare Realty Trust, Inc.                                                               388,825
 116,200       OMEGA Healthcare Investors, Inc.                                                          1,185,240
 39,000        Senior Housing Properties Trust                                                             682,500
 10,400        Ventas, Inc.                                                                                284,440
                                                                                                    --------------
                                                                                                         2,541,005
                                                                                                    --------------

               REIT - Industrial/Office (22.1%)
 178,100       AMB Property Corp.                                                                        6,652,035
 219,300       Arden Realty, Inc.                                                                        7,199,619
 160,700       Boston Properties, Inc.                                                                   8,915,636
 17,300        Catellus Development Corp.                                                                  471,771
 241,785       Equity Office Properties Trust                                                            6,905,380
 46,500        Mack-Cali Realty Corp.                                                                    2,104,590
 179,390       ProLogis Trust                                                                            6,484,948
  2,300        PS Business Parks, Inc. (Class A)                                                            91,425
 114,200       Reckson Associates Realty Corp.                                                           3,357,480
 18,850        SL Green Realty Corp.                                                                       942,500
                                                                                                    --------------
                                                                                                        43,125,384
                                                                                                    --------------
               REIT - Lodging/Resorts (3.6%)
 508,000       Host Marriott Corp.*                                                                      6,781,800
  7,300        Innkeepers USA Trust                                                                         84,242
 25,400        MeriStar Hospitality Corp.*                                                                 146,304
                                                                                                    --------------
                                                                                                         7,012,346
                                                                                                    --------------
               REIT - Residential (19.5%)
 20,400        Affordable Residential Communities                                                          316,200
 27,900        American Campus Communities, Inc.*                                                          493,830
 129,000       Apartment Investment & Management Co. (Class A)                                           4,579,500
 326,007       Archstone-Smith Trust                                                                    10,187,719
 174,900       Avalonbay Communities, Inc.                                                              10,563,960
   25          BRE Properties, Inc. (Class A)                                                                  934
 132,390       Equity Residential                                                                        4,288,112
 58,300        Essex Property Trust, Inc.                                                                4,299,625
  2,200        Gables Residential Trust                                                                     73,172
 39,500        Manufactured Home Communities, Inc.                                                       1,322,065
 62,350        Post Properties, Inc.                                                                     1,895,440
                                                                                                    --------------
                                                                                                        38,020,557
                                                                                                    --------------
               REIT - Retail (27.2%)
  6,200        Acadia Reality Trust                                                                         90,830
 106,300       BPP Liquidating Trust*                                                                       34,016
 11,250        Chelsea Property Group, Inc.                                                                756,562
 157,600       Federal Realty Investment Trust                                                           7,151,888

 109,990       General Growth Properties, Inc.                                                           3,318,398
 24,900        Heritage Property Investment Trust                                                          723,594
 12,800        Kimco Realty Corp.                                                                          644,096
 29,400        Macerich Co. (The)                                                                        1,602,300
  4,830        Pan Pacific Retail Properties, Inc.                                                         257,874
  2,150        Price Legacy Corp.                                                                           40,420
 120,400       Regency Centers Corp.                                                                     5,538,400
 165,700       Rouse Co. (The)                                                                          11,010,765
 294,800       Simon Property Group, Inc.                                                               16,494,060
 209,900       Taubman Centers, Inc.                                                                     5,409,123
                                                                                                    --------------
                                                                                                        53,072,326
                                                                                                    --------------
               REIT - Specialty (0.4%)
 27,400        Correctional Properties Trust                                                               732,950
                                                                                                    --------------

               REIT - Storage (5.8%)
 137,550       Public Storage, Inc.                                                                      6,994,418
 111,550       Shurgard Storage Centers, Inc. (Class A)                                                  4,450,845
                                                                                                    --------------
                                                                                                        11,445,263
                                                                                                    --------------
               TOTAL COMMON STOCKS
                 (Cost $132,810,945)                                                                   191,183,176
                                                                                                    --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
               SHORT-TERM INVESTMENT (2.1%)
               REPURCHASE AGREEMENT
 $4,171        Joint repurchase agreement account 1.57% due 09/01/04;                                    4,171,000
                   proceeds $4,171,182) (a) (Cost $4,171,000)                                       --------------

               TOTAL INVESTMENTS
                 (Cost $136,981,945)(b)                                         100.0%                 195,354,176

               LIABILITIES IN EXCESSS OF OTHER ASSETS                             0.0                     (71,593)
                                                                              ----------            --------------
               NET ASSETS                                                       100.0%                $195,282,583
                                                                              ==========            ==============

----------
  REIT      Real Estate Investment Trust.
    *       Non-income producing security.
   (a)      Collateralized by federal agency and U.S. Treasury obligations.
   (b)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $60,386,188 and the aggregate gross unrealized depreciation is $2,013,957, resulting in net unrealized appreciation of $58,372,231.
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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004


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